Segment and corporate information (Tables)	9 Months Ended
Sep. 30, 2021
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Segment
	Segment	Segment	Segment	Segment	Total	Corporate (1)	Total
Three months ended September 30, 2021
Revenue from health care services	2,704,091	346,490	239,321	126,170	3,416,072	7,994	3,424,066
Revenue from health care products	266,151	315,552	253,227	50,907	885,837	3,380	889,217
Revenue from contracts with customers	2,970,242	662,042	492,548	177,077	4,301,909	11,374	4,313,283
Other revenue external customers	109,673	8,911	8,724	775	128,083	—	128,083
Revenue external customers	3,079,915	670,953	501,272	177,852	4,429,992	11,374	4,441,366
Inter-segment revenue	4,377	—	194	—	4,571	(4,571)	—
Revenue	3,084,292	670,953	501,466	177,852	4,434,563	6,803	4,441,366
Operating income	445,892	78,771	86,266	4,349	615,278	(110,617)	504,661
Interest							(68,436)
Income before income taxes							436,225
Depreciation and amortization	(247,594)	(48,566)	(25,359)	(9,673)	(331,192)	(65,212)	(396,404)
Impairment loss	(6,434)	—	—	—	(6,434)	5	(6,429)
Income (loss) from equity method investees	16,690	3,300	630	416	21,036	—	21,036
Additions of property, plant and equipment, intangible assets and right of use assets	206,081	32,668	18,298	13,586	270,633	59,755	330,388

Three months ended September 30, 2020
Revenue from health care services	2,728,512	346,373	227,183	120,116	3,422,184	5,220	3,427,404
Revenue from health care products	262,896	328,331	246,204	49,245	886,676	3,196	889,872
Revenue from contracts with customers	2,991,408	674,704	473,387	169,361	4,308,860	8,416	4,317,276
Other revenue external customers	77,830	7,449	10,510	703	96,492	—	96,492
Revenue external customers	3,069,238	682,153	483,897	170,064	4,405,352	8,416	4,413,768
Inter-segment revenue	8,217	1,831	184	58	10,290	(10,290)	—
Revenue	3,077,455	683,984	484,081	170,122	4,415,642	(1,874)	4,413,768
Operating income	514,226	99,464	96,892	11,181	721,763	(89,983)	631,780
Interest							(87,692)
Income before income taxes							544,088
Depreciation and amortization	(244,800)	(47,073)	(33,430)	(8,301)	(333,604)	(62,575)	(396,179)
Impairment loss	(389)	3,542	—	—	3,153	1	3,154
Income (loss) from equity method investees	22,934	1,114	162	(36)	24,174	(1)	24,173
Additions of property, plant and equipment, intangible assets and right of use assets	285,348	55,336	32,528	13,735	386,947	73,693	460,640

Nine months ended September 30, 2021
Revenue from health care services	7,855,557	1,020,400	693,951	364,072	9,933,980	28,901	9,962,881
Revenue from health care products	771,863	974,380	729,388	141,717	2,617,348	12,281	2,629,629
Revenue from contracts with customers	8,627,420	1,994,780	1,423,339	505,789	12,551,328	41,182	12,592,510
Other revenue external customers	304,017	38,485	34,641	2,008	379,151	—	379,151
Revenue external customers	8,931,437	2,033,265	1,457,980	507,797	12,930,479	41,182	12,971,661
Inter-segment revenue	26,243	—	361	—	26,604	(26,604)	—
Revenue	8,957,680	2,033,265	1,458,341	507,797	12,957,083	14,578	12,971,661
Operating income	1,241,989	232,030	255,780	13,583	1,743,382	(340,247)	1,403,135
Interest							(213,717)
Income before income taxes							1,189,418
Depreciation and amortization	(727,271)	(146,943)	(76,855)	(28,040)	(979,109)	(192,061)	(1,171,170)
Impairment loss	(9,349)	—	—	—	(9,349)	(6,049)	(15,398)
Income (loss) from equity method investees	69,303	(248)	1,489	670	71,214	—	71,214
Total assets	22,991,521	3,964,433	2,904,586	787,526	30,648,066	3,182,860	33,830,926
thereof investments in equity method investees	434,975	182,138	101,222	24,464	742,799	—	742,799
Additions of property, plant and equipment, intangible assets and right of use assets	655,916	136,054	61,272	38,916	892,158	188,813	1,080,971

Nine months ended September 30, 2020
Revenue from health care services	8,429,881	1,028,071	640,902	360,165	10,459,019	18,926	10,477,945
Revenue from health care products	819,728	998,490	699,772	145,060	2,663,050	12,170	2,675,220
Revenue from contracts with customers	9,249,609	2,026,561	1,340,674	505,225	13,122,069	31,096	13,153,165
Other revenue external customers	245,641	21,414	36,329	2,360	305,744	—	305,744
Revenue external customers	9,495,250	2,047,975	1,377,003	507,585	13,427,813	31,096	13,458,909
Inter-segment revenue	22,240	4,408	212	248	27,108	(27,108)	—
Revenue	9,517,490	2,052,383	1,377,215	507,833	13,454,921	3,988	13,458,909
Operating income	1,587,051	278,140	237,012	28,959	2,131,162	(288,328)	1,842,834
Interest							(283,851)
Income before income taxes							1,558,983
Depreciation and amortization	(758,967)	(141,824)	(86,417)	(25,547)	(1,012,755)	(187,971)	(1,200,726)
Impairment loss	(993)	(2,241)	—	—	(3,234)	(33)	(3,267)
Income (loss) from equity method investees	73,448	(23,441)	(1,273)	(67)	48,667	(180)	48,487
Total assets	22,680,229	3,855,469	2,781,200	906,905	30,223,803	2,825,332	33,049,135
thereof investments in equity method investees	394,756	185,696	100,466	26,076	706,994	—	706,994
Additions of property, plant and equipment, intangible assets and right of use assets	891,954	174,912	104,801	44,434	1,216,101	297,917	1,514,018

(1)	Includes inter - segment consolidation adjustments.